PRIVATE PLACEMENTS (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 29, 2022	Dec. 22, 2022	Dec. 22, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 21, 2023
Subsidiary, Sale of Stock [Line Items]
Number of private units issued, price per share							$ 10.71
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued			390,000	390,000	390,000	390,000
Sale of stock, description					Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”).	Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of Ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”).
Number of private units issued, price per share			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	40,500	40,500
Number of additional private units issued	40,500	40,500
Number of private units issued, price per share	$ 10.00	$ 10.00
Proceeds from issuance of private units	$ 405,000	$ 405,000